Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

	Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term (Yrs)	Aggregate Intrinsic Value ($)
Outstanding at beginning of year	6,500	5.57
Granted	-	-
Exercised	-	-
Terminated	5,000	7.00
Outstanding at end of period	1,500	0.78	2.8
Vested and expected to vest at end of period	1,500	0.78	2.8	-
Exercisable at end of period	1,500	0.78	2.8	-

Number of Shares

				Weighted Average Exercise
	Authorized	Granted	Available	Price
Balance January 1, 2011	39,000	23,000	16,000	$4.51
Expired	(10,000)	(11,000)	1,000	3.97
Granted	-	-	-	-
Balance December 31, 2011	29,000	12,000	17,000	4.99
Authorized	5,000,000	-	5,000,000	-
Expired	(2,500)	(5,500)	3,000	4.30
Granted	-	-	-	-
Balance December 31, 2012	5,026,500	6,500	5,020,000	5.57

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
Range of

Exercise

Prices

	Number Out-standing and Exercis-able

Weighted Average Remaining Contractual Life

Weighted Average Exercise Price

			Aggre-gate Intrinsic Value
$0.65 - $1.99	1,500	2.8	$0.78	-
7.00 - 7.99	5,000	1.3	7.00	-
Total	6,500	1.6	5.57	-